Accounting Policies - Allowance for Losses (Details)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Loans receivable, allowance, calculation period	3 years
Loans and leases receivable, impaired, loans past due period, minimum	90 days